General information (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY
Accumulated losses	$ 254,088	$ (18,040)	$ (209,427)
TOTAL EQUITY	$ 1,507,065	1,232,604	1,043,175	$ 1,090,011
Previously stated [member]
NON-CURRENT LIABILITIES
Deferred tax liability		478,696	110,908
Total non-current liabilities		714,268	155,714
TOTAL LIABILITIES		1,069,994	354,465
EQUITY
Accumulated losses		(135,502)	(59,045)
TOTAL EQUITY		438,811	125,666
RECPAM (Inflationary effect) [Member]
NON-CURRENT LIABILITIES
Deferred tax liability		563,727	641,213
Total non-current liabilities		841,147	900,259
TOTAL LIABILITIES		1,260,061	2,049,302
EQUITY
Accumulated losses		(159,570)	(341,361)
TOTAL EQUITY		516,761	726,530
Total [Member]
NON-CURRENT LIABILITIES
Deferred tax liability		1,042,423	752,121
Total non-current liabilities		1,555,415	1,055,973
TOTAL LIABILITIES		2,330,055	2,403,767
EQUITY
Accumulated losses		(295,072)	(400,406)
TOTAL EQUITY		955,572	852,196
Error Correction [Member]
NON-CURRENT LIABILITIES
Deferred tax liability		(277,032)	(190,979)
Total non-current liabilities		(277,032)	(190,979)
TOTAL LIABILITIES		(277,032)	(190,979)
EQUITY
Accumulated losses		277,032	190,979
TOTAL EQUITY		277,032	190,979
Restate [Member]
NON-CURRENT LIABILITIES
Deferred tax liability		765,391	561,142
Total non-current liabilities		1,278,383	864,994
TOTAL LIABILITIES		2,053,023	2,212,788
EQUITY
Accumulated losses		(18,040)	(209,427)
TOTAL EQUITY		$ 1,232,604	$ 1,043,175